Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenue	$ 75,610	$ 72,361	$ 77,637
Cost of revenue	41,970	40,358	42,358
Gross profit	33,640	32,003	35,279
Operating expenses:
Research and development	6,277	6,965	5,905
Selling and marketing	18,969	19,124	18,293
General and administrative	14,189	14,880	19,117
Re-measurement of contingent consideration		(5,463)	706
Impairment of long-lived assets	178	13,410
Impairment of goodwill	15,572	17,027
Restructuring and severance	1,770	325
Total operating expenses	56,955	66,268	44,021
Loss from operations	(23,315)	(34,265)	(8,742)
Other income (expense)		(108)	261
Interest expense, net	(2,169)	(1,077)	(939)
Foreign currency gain (loss), net	710	296	(454)
Loss from continuing operations before income taxes and noncontrolling interest	(24,774)	(35,154)	(9,874)
Income tax (provision) benefit	(47)	5,755	1,506
Loss from continuing operations before noncontrolling interest	(24,821)	(29,399)	(8,368)
Loss from discontinued operations, net of income taxes	(10,977)	(24,169)	(1,853)
Consolidated net loss	(35,798)	(53,568)	(10,221)
Less: Loss attributable to noncontrolling interest	933	3,232	468
Net loss attributable to Identive Group, Inc. stockholders´ equity	$ (34,865)	$ (50,336)	$ (9,753)
Basic and diluted net loss per share attributable to Identive Group, Inc. stockholders´ equity:
Loss from continuing operations	$ (0.36)	$ (0.44)	$ (0.15)
Loss from discontinued operations	$ (0.17)	$ (0.40)	$ (0.03)
Net loss	$ (0.53)	$ (0.84)	$ (0.18)
Weighted average shares used to compute basic and diluted loss per share	66,327	59,623	53,748